Restricted cash and time deposits - Schedule of restricted cash and time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current:
Restricted time deposits	¥ 92,130		¥ 251,023
Total	¥ 92,130	$ 13,174	251,023
Non-current:
Restricted time deposits			26,395
Total			¥ 26,395